Schedule of Investments

February 28, 2021

Unaudited

Description	Units	Value
Master Limited Partnerships And Related Entities–101.29%
Diversified–19.87%
Enterprise Products Partners L.P.	3,734,062	$79,610,202
Williams Cos., Inc.	1,964,404	44,866,987
		124,477,189

Gathering & Processing–36.94%
Equitrans Midstream Corp.	2,988,252	21,605,060
Hess Midstream L.P., Class A	569,434	11,941,031
MPLX L.P.	3,537,949	84,238,566
Targa Resources Corp.	2,145,904	66,372,811
Western Midstream Partners L.P.	2,839,686	47,223,976
		231,381,444

Natural Gas Pipeline Transportation–19.92%
Energy Transfer L.P.	9,120,236	69,678,606
TC PipeLines L.P.	1,892,745	55,116,734
		124,795,340

Other Energy–4.38%
Sunoco L.P.	107,543	3,290,816
USA Compression Partners L.P.	639,010	8,933,360
Westlake Chemical Partners L.P.	645,482	15,175,282
		27,399,458

Description	Units	Value
Petroleum Pipeline Transportation–20.18%
Holly Energy Partners L.P.	809,594	$13,949,305
Magellan Midstream Partners L.P.	1,525,079	63,550,042
Phillips 66 Partners L.P.	497,798	13,281,251
Plains All American Pipeline L.P.	3,164,460	26,708,042
Plains GP Holdings L.P., Class A	1,034,599	8,918,243
		126,406,883
TOTAL INVESTMENTS IN SECURITIES–101.29% (Cost $593,142,690)		634,460,314
OTHER ASSETS LESS LIABILITIES–(1.29)%		(8,055,187)
Net Assets–100%		$626,405,127

See accompanying notes which are an integral part of this schedule.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

1                         INVESCO  STEELPATH MLP ALPHA FUND

SCHEDULE OF INVESTMENTS

February 28, 2021

Unaudited

Description	Units	Value
Master Limited Partnerships and Related Entities–132.38%
Diversified–25.98%
Enterprise Products Partners L.P.(a)	773,110	$16,482,705
Williams Cos., Inc.(a)	407,016	9,296,246
		25,778,951

Gathering/Processing–48.26%
Equitrans Midstream Corp.(a)	619,906	4,481,921
Hess Midstream L.P., Class A(a)	117,857	2,471,461
MPLX L.P.(a)	732,538	17,441,730
Targa Resources Corp. (a)	444,846	13,759,087
Western Midstream Partners L.P. (a)	585,442	9,735,902
		47,890,101

Natural Gas Pipeline Transportation–26.05%
Energy Transfer L.P. (a)	1,892,985	14,462,400
TC PipeLines L.P. (a)	391,233	11,392,705
		25,855,105

Other Energy–5.71%
Sunoco L.P. (a)	22,247	680,758
USA Compression Partners L.P. (a)	132,444	1,851,567
Westlake Chemical Partners L.P. (a)	133,488	3,138,303
		5,670,628

Description	Units	Value
Petroleum Pipeline Transportation–26.38%
Holly Energy Partners L.P. (a)	167,560	$2,887,059
Magellan Midstream Partners L.P. (a)	315,759	13,157,678
Phillips 66 Partners L.P. (a)	103,216	2,753,803
Plains All American Pipeline L.P. (a)	655,103	5,529,069
Plains GP Holdings L.P., Class A(a)	214,246	1,846,800
		26,174,409
TOTAL INVESTMENTS IN SECURITIES–132.38% (Cost $111,540,785)		131,369,194
LIABILITIES IN EXCESS OF OTHER ASSETS–(0.13)%		(129,676)
BORROWINGS–(32.25)%		(32,000,000)
NET ASSETS–100%		$99,239,518

Footnotes to Schedule of Investments

(a)

As of February 28, 2021, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $75,990,140 as of February 28, 2021. The loan agreement requires continuous collateral whether the loan has a balance or not.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

1                         INVESCO  STEELPATH MLP ALPHA PLUS FUND

Schedule of Investments

February 28, 2021

Unaudited

Description	Units	Value
Master Limited Partnerships and Related Entities — 99.14%
Automotive Retail—0.72%
Arko Corp.(b)	1,480,750	$13,726,552
Arko Corp. SPONSOR SH(b)(g)	146,175	1,355,042
		15,081,594

Gathering & Processing—33.01%
Antero Midstream Corp.	17,277,512	152,387,656
EnLink Midstream LLC(a)	30,764,430	118,443,055
MPLX L.P.	11,839,596	281,900,781
Sanchez Midstream Partners L.P.(a)(b)	1,747,546	2,009,678
Summit Midstream Partners L.P.(a)	738,630	15,045,884
Western Midstream Partners L.P.	7,589,921	126,220,386
		696,007,440

Natural Gas Pipeline Transportation—12.07%
Energy Transfer L.P.	33,320,950	254,572,061

Other Energy—28.90%
CrossAmerica Partners L.P.(a)	3,048,183	52,184,893
GasLog Partners L.P.(c)	1,182,738	3,690,142
Global Partners L.P.(a)	3,308,735	66,737,185
Golar LNG Partners L.P.(a)(c)	4,639,784	16,285,642
Hoegh LNG Partners L.P.(c)	481,070	7,413,289
KNOT Offshore Partners L.P.(a)(c)	1,776,804	29,530,482
Suburban Propane Partners L.P.(a)	3,748,901	56,083,559
Sunoco L.P.(a)	6,673,491	204,208,825
USA Compression Partners L.P.(a)	11,558,368	161,585,985
Westlake Chemical Partners L.P.	500,000	11,755,000
		609,475,002

Description	Units	Value
Petroleum Pipeline Transportation—23.29%
Delek Logistics Partners L.P.	1,735,642	$64,010,477
Genesis Energy L.P.(a)	7,945,932	62,693,404
Holly Energy Partners L.P.	300,000	5,169,000
Magellan Midstream Partners L.P.	4,446,067	185,267,612
NGL Energy Partners L.P.(a)	12,412,037	29,664,768
NuStar Energy L.P.(a)	6,400,998	114,577,864
PBF Logistics L.P.	2,579,653	29,640,213
		491,023,338

Terminalling & Storage—1.15%
Blueknight Energy Partners L.P.(a)	2,126,752	4,806,460
Martin Midstream Partners L.P.(a)	8,026,434	19,343,706
		24,150,166
Total Master Limited Partnerships And Related Entities (Cost $2,305,192,402)		2,090,309,601

Preferred Master Limited Partnerships and Related Entities—0.85%
Terminalling & Storage—0.85%
Altera Infrastructure L.P., 7.25%(a)(c)(d)	588,440	12,280,743
Blueknight Energy Partners L.P., 11%(a)(d)(e)	794,917	5,683,656
Total Preferred Master Limited Partnerships And Related Entities (Cost $10,471,261)		17,964,399

Money Market Funds—0.07%
Fidelity Treasury Portfolio, Institutional Class, 0.01%(f)	1,444,375	1,444,375

See accompanying notes which are an integral part of this schedule.

1                         Invesco SteelPath MLP Income Fund

Schedule of Investments

February 28, 2021 (Continued)

Unaudited

Description	Units	Value
(Cost $1,444,375)		$1,444,375
TOTAL INVESTMENTS IN SECURITIES—100.06% (Cost $2,317,108,038)		2,109,718,375
OTHER ASSETS LESS LIABILITIES—(0.06)%		(1,176,770)
Net Assets — 100%		$2,108,541,605

Footnotes to Schedule of Investments

(a)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2021, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

							Dividends and Distributions
	Value November 30, 2020	Purchases At Cost	Sales At Cost	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value February 28, 2021	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Blueknight Energy Partners L.P.	$3,594,211	$—	$—	$—	$1,214,249	$4,806,460	$(2,000)	$83,070	$—
CrossAmerica Partners L.P.	52,245,857	—	—	—	1,539,332	52,184,893	(1,600,296)	—	—
Enlink Midstream LLC	113,828,391	—	—	—	7,498,829	118,443,055	(2,884,165)	—	—
Genesis Energy L.P.	53,985,843	—	(3,039,485)	(7,651,390)	19,934,027	62,693,404	(535,591)	656,299	—
Global Partners L.P.	55,255,875	—	—	—	13,301,114	66,737,185	(1,819,804)	—	—
Golar LNG Partners L.P.	12,852,202	—	—	—	3,527,164	16,285,642	(93,724)	—	—
KNOT Offshore Partners L.P.	25,959,106	—	—	—	3,714,291	29,530,482	(142,915)	—	609,901
Martin Midstream Partners L.P.	13,002,823	—	—	—	6,375,466	19,343,706	(34,583)	5,549	—
NGL Energy Partners L.P.	27,507,757	—	(655,928)	(3,150,870)	5,963,809	29,664,768	—	—	—
NuStar Energy L.P.	71,455,705	16,105,575	—	—	29,442,101	114,577,864	(2,425,517)	—	—
Sanchez Midstream Partners L.P. [i]	1,121,924	—	—	—	887,754	2,009,678	—	—	—
Suburban Propane Partners L.P.	63,561,163	—	(5,942,657)	(2,239,645)	1,859,368	56,083,559	(1,154,670)	—	—
Summit Midstream Partners L.P.	11,108,988	—	—	—	3,936,896	15,045,884	—	—	—
Sunoco L.P.	185,456,315	—	—	—	24,261,477	204,208,825	(5,508,967)	—	—
USA Compression Partners L.P.	130,366,209	6,934,937	—	—	28,535,565	161,585,985	(4,250,726)	1,607,417	—
Preferred MLP Investments and Related Entities	—	—	—				—
Altera Infrastructure L.P.	12,357,240	—	—	—	190,125	12,280,743	(266,622)	—	—
Blueknight Energy Partners L.P.	4,833,095	—	—	—	992,653	5,683,656	(142,092)	—	—
	$838,492,704	$23,040,512	$(9,638,070)	$(13,041,905)	$153,174,220	$971,165,789	$(20,861,672)	$2,352,335	$609,901

[i]	Is not an affiliate as of February 28, 2021. Was an affiliate during the period ended February 28, 2021.

(b)	Non-income producing.
(c)	Foreign security denominated in U.S. dollars.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2021.

(f)	Rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	Security valued using significant unobservable inputs (Level 3).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

2                         Invesco SteelPath MLP Income Fund

SCHEDULE OF INVESTMENTS

February 28, 2021

Unaudited

Description	Units	Value
Master Limited Partnerships and Related Entities–99.43%
Automotive Retail–1.12%
Arko Corp.(b)	1,974,334	$18,302,076
Arko Corp. SPONSOR SH(b)(f)	194,900	1,806,723
		20,108,799
Diversified–9.05%
Enterprise Products Partners L.P.	3,949,666	84,206,879
Williams Cos., Inc.	3,451,506	78,832,397
		163,039,276

Gathering/Processing–35.35%
Antero Midstream Corp	8,536,417	75,291,198
Archrock, Inc.	6,002,178	61,882,455
Crestwood Equity Partners L.P.	1,000	21,950
DCP Midstream L.P.	2,262,978	49,468,699
EnLink Midstream LLC	14,964,269	57,612,436
Equitrans Midstream Corp.	7,719,470	55,811,766
Hess Midstream L.P., Class A(a)	2,018,495	42,327,840
MPLX L.P.	4,908,958	116,882,290
Summit Midstream Partners L.P.	175,442	3,573,744
Targa Resources Corp.	2,961,074	91,586,019
Western Midstream Partners L.P.	4,954,579	82,394,655
		636,853,052

Natural Gas Pipeline Transportation–9.90%
Energy Transfer L.P.	12,997,519	99,301,047
TC PipeLines L.P.	2,712,759	78,995,542
		178,296,589

Description	Units	Value
Other Energy–25.32%
CrossAmerica Partners L.P.(a)	2,614,660	$44,762,979
CSI Compressco L.P.(a)	5,175,550	10,040,567
GasLog Partners L.P.(c)	1,182,985	3,690,913
Global Partners L.P.(a)	2,687,030	54,197,395
Golar LNG Partners L.P.(c)	1,524,014	5,349,289
Suburban Propane Partners L.P.	1,855,929	27,764,698
Sunoco L.P.	2,765,260	84,616,956
Teekay LNG Partners L.P.(c)	1,796,671	24,273,025
USA Compression Partners L.P.(a)	5,660,439	79,132,937
Westlake Chemical Partners L.P.(a)	5,205,124	122,372,466
		456,201,225

Petroleum Pipeline Transportation–18.53%
Delek Logistics Partners L.P.	143,200	5,281,216
Genesis Energy L.P.(a)	6,587,987	51,979,217
Holly Energy Partners L.P.	4,424,219	76,229,293
Magellan Midstream Partners L.P.	1,992,013	83,007,182
NGL Energy Partners L.P.(a)	7,304,972	17,458,883
Noble Midstream Partners L.P.	1,000	14,000
NuStar Energy L.P.(a)	4,917,825	88,029,068
PBF Logistics L.P.	920,761	10,579,544
Phillips 66 Partners L.P.	49,279	1,314,764
Plains All American Pipeline L.P.	1,000	8,440
Plains GP Holdings L.P., Class A	1,000	8,620
		333,910,227

See accompanying notes which are an integral part of this schedule.

1                         INVESCO STEELPATH MLP SELECT 40 FUND

SCHEDULE OF INVESTMENTS

February 28, 2021 (Continued)

Unaudited

Description	Units	Value
Production & Mining–0.13%
Alliance Resource Partners L.P.	386,938	$2,313,889

Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	190,345	458,731
Total Master Limited Partnerships And Related Entities (Cost $2,089,002,156)		1,791,181,788

Preferred Master Limited Partnerships and Related Entities–0.82%
Other Energy–0.82%
Global Partners L.P., 9.75%(a)(d)(e) [3-Month USD Libor + 6.77%]	574,954	14,799,316
Total Preferred Master Limited Partnerships And Related Entities (Cost $14,373,850)		14,799,316
TOTAL INVESTMENTS IN SECURITIES–100.25% (Cost $2,103,376,006)		1,805,981,104
LIABILITIES IN EXCESS OF OTHER ASSETS–(0.25)%		(4,465,285)
NET ASSETS–100%		$1,801,515,819

Footnotes to Schedule of Investments

(a)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2021, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

							Dividends and Distributions
	Value November 30, 2020	Purchases At Cost	Sales At Cost	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value February 28, 2021	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners LP	44,815,272	—	—	—	1,320,404	44,762,979	(1,372,697)	—	—
CSI Compressco LP	4,709,750	—	—	—	5,380,358	10,040,567	(49,541)	2,215	—
Genesis Energy LP	44,289,756	—	(1,999,974)	(7,327,150)	18,004,783	51,979,217	(988,198)	—	—
Global Partners LP	44,873,401	—	—	—	10,801,861	54,197,395	(1,477,867)	—	—
Hess Midstream LP	31,885,965	5,237,500	—	—	5,706,852	42,327,840	(502,477)	—	399,992
NGL Energy Partners LP	15,924,839	—	—	—	1,534,044	17,458,883	—	—	—
Nustar Energy LPi	77,983,394	—	(15,778,774)	(12,794,540)	40,866,118	88,029,068	(2,247,130)	—	—
USA Compression Partners	71,270,763	—	(5,948,000)	1,056,000	15,935,904	79,132,937	(3,181,730)	—	—
Westlake Chemical Partners	110,504,783	—	—	—	14,321,378	122,372,466	(2,453,695)	—	—
Global Partners LP—Preferred	14,632,579	—	—	—	166,737	14,799,316	—	—	350,363
	$460,890,502	$5,237,500	$(23,726,748)	$(19,065,690)	$114,038,439	$525,100,668	$(12,273,335)	$2,215	$750,355
i.	Is not an affiliate as of February 28, 2021. Was an affiliate during the period ended February 28, 2021.

(b)	Non-income producing.
(c)	Foreign security denominated in U.S. dollars.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

(f)	Security valued using significant unobservable inputs (Level 3).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

2                         INVESCO STEELPATH MLP SELECT 40 FUND

Notes to Quarterly Schedule of Portfolio Holdings

February 28, 2021

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)

Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco SteelPath MLP Alpha Fund

	Level 1	Level 2	Level 3	Total
Master Limited Partnership Investments and Related Entities	$634,460,314	$—	$—	$634,460,314
Total Investments	$634,460,314	$—	$—	$634,460,314
Invesco SteelPath MLP Alpha Plus Fund
	Level 1	Level 2	Level 3	Total
Master Limited Partnership Investments and Related Entities	$131,369,194	$—	$—	$131,369,194
Total Investments	$131,369,194	$—	$—	$131,369,194
Invesco SteelPath MLP Income Fund
	Level 1	Level 2	Level 3	Total
Master Limited Partnership Investments and Related Entities	$2,088,954,559	$—	$1,355,042	$2,090,309,601
Preferred Master Limited Partnership Investments and Related Entities	17,964,399	—	—	17,964,399
Money Market Funds	1,444,375	—	—	1,444,375
Total Investments	$2,108,363,333	$—	$1,355,042	$2,109,718,375
Invesco SteelPath MLP Select 40 Fund
	Level 1	Level 2	Level 3	Total
Master Limited Partnership Investments and Related Entities	$1,789,375,065	$—	$1,806,723	$1,791,181,788
Preferred Master Limited Partnership Investments and Related Entities	14,799,316	—	—	14,799,316
Total Investments	$1,804,174,381	$—	$1,806,723	$1,805,981,104

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Income Fund	Beginning balance November 30, 2020	Transfers into Level 3 during the period	Change in unrealized appreciation/ (depreciation)	Total realized gain/(loss)	Purchases		Payment in kind from distributions	Sales	Conversion to Common, at cost	Return of capital distributions	Transfers out of Level 3 during the period	Ending balance February 28, 2021
Preferred Master Limited Partnerships and Related Entities	$30,195,000	-	-	$169,230	-		-	$(30,225,000)	-	$(139,230)	-	-
Master Limited Partnerships and Related Entities	-	-	$1,355,042	-	-	*	-	-	-	-	-	$1,355,042

Select 40	Beginning balance November 30, 2020	Transfers into Level 3 during the period	Change in unrealized appreciation/ (depreciation)	Total realized gain/(loss)	Purchases		Payment in kind from distributions	Sales	Conversion to Common, at cost	Return of capital distributions	Transfers out of Level 3 during the period	Ending balance February 28, 2021
Preferred Master Limited Partnerships and Related Entities	$40,260,000	-	-	$225,777	-		-	$(40,300,000)	-	$(185,777)	-	-
Master Limited Partnerships and Related Entities	-	-	$1,806,723	-	-	*	-	-	-	-	-	$1,806,723

*Received	at $0 cost basis

NOTE 2 – Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.